Financial instruments by category	12 Months Ended
Dec. 31, 2023
Financial instruments by category
Financial instruments by category
32	Financial instruments by category

Financial assets as per consolidated statement of financial position

	At 31 December
	2023	2022
	USD	USD
At fair value
Sublease receivables	571,022	1,201,552
At amortised cost
Trade and other receivables	5,327,877	14,815,432
Cash and cash equivalents	2,922,755	1,538,347
	8,821,654	17,555,331

Financial liabilities as per consolidated statement of financial position

	At 31 December
	2023	2022
	USD	USD

Accounts payable, accruals and other payables excluding non-financial items (i)	7,894,863	31,586,707
Lease liabilities	1,662,411	2,343,126
Deferred purchase price	1,207,682	7,619,581
Current tax liabilities	627,068	1,027,404
Due to related party	131,523	—
Derivative warrant liabilities	106,420	1,317,091
	11,629,967	43,893,909
(i)	Non-financial items include advances from individual customers (e-wallets) and advances from customers as disclosed in Note 19.